Discontinued Operations in Consolidated Statements of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010 Media and Entertainment Packaging	Dec. 31, 2010 Media and Entertainment Packaging	Dec. 31, 2011 Media and Entertainment Packaging SG&A	Mar. 31, 2011 Envelope	Dec. 31, 2010 Envelope	Dec. 31, 2010 Envelope COS	Dec. 31, 2010 Envelope SG&A	Dec. 31, 2011 Segment, Discontinued Operations COS	Dec. 31, 2010 Segment, Discontinued Operations COS	Dec. 31, 2009 Segment, Discontinued Operations COS	Dec. 31, 2011 Segment, Discontinued Operations SG&A	Dec. 31, 2010 Segment, Discontinued Operations SG&A	Dec. 31, 2009 Segment, Discontinued Operations SG&A
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring charges	$ 10	$ 25	$ 41	$ 67								$ 0	$ 1	$ 16	$ 0	$ 4	$ 6
Loss (gain) from sale of business					153	153		1
Pension settlement loss							10
Impairment of goodwill									7	7
Impairment charge of long-lived assets									6	6
Pension curtailment									$ 6	$ 5	$ 1